SCHEDULE H, PART IV, LINE 4i SCHEDULE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
EBP 006
EBP, Schedule of Asset Held for Investment [Line Items]
SCHEDULE H, PART IV, LINE 4i SCHEDULE OF ASSETS (HELD AT END OF YEAR)
MARSH & McLENNAN AGENCY 401(k) SAVINGS & INVESTMENT PLAN
FORM 5500, SCHEDULE H, PART IV, LINE 4i
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
AS OF DECEMBER 31, 2025

EIN #36-2668272
Plan #006

(a)	(b) Identity of Issue, Borrower, Lessor or Similar Party (Share class)	(c) Description of Investment, including Maturity Date, Rate of Interest, Collateral, and Par or Maturity Value	(e) Current Value
*	SHORT-TERM INVESTMENT FUND (N/A)	Common Collective Trust	$895,141
	BLACKROCK LIFEPATH INDEX 2030 FUND (T)	Common Collective Trust	108,412,282
	BLACKROCK LIFEPATH INDEX 2035 FUND (T)	Common Collective Trust	122,070,119
	BLACKROCK LIFEPATH INDEX 2040 FUND (T)	Common Collective Trust	95,517,013
	BLACKROCK LIFEPATH INDEX 2045 FUND (T)	Common Collective Trust	122,375,547
	BLACKROCK LIFEPATH INDEX 2050 FUND (T)	Common Collective Trust	108,328,146
	BLACKROCK LIFEPATH INDEX 2055 FUND (T)	Common Collective Trust	79,758,067
	BLACKROCK LIFEPATH INDEX 2060 FUND (T)	Common Collective Trust	47,450,085
	BLACKROCK LIFEPATH INDEX 2065 FUND (T)	Common Collective Trust	19,872,031
	BLACKROCK LIFEPATH INDEX 2070 FUND (T)	Common Collective Trust	818,161
	BLACKROCK LIFEPATH INDEX RETIREMENT FUND (T)	Common Collective Trust	101,557,233
	T. ROWE PRICE BLUE CHIP GROWTH TRUST (T6)	Common Collective Trust	119,980,475
	PUTNAM LARGE CAP VALUE TRUST IA	Common Collective Trust	37,026,583
	T. ROWE PRICE SMALL & MID CAP CORE TRUST CLASS E	Common Collective Trust	66,587,731
	CAPITAL GROUP EUPAC TRUST (U2)	Common Collective Trust	37,769,401
	LOOMIS SAYLES CORE PLUS FIXED INCOME FUND CLASS F	Common Collective Trust	33,098,386
	DODGE & COX STOCK FUND CLASS X	Registered Investment Company	41,173,157
	VANGUARD WELLINGTON FUND (Admiral)	Registered Investment Company	92,786,284
*	VARIOUS PARTICIPANTS (N/A)	Participant Loans maturing through 2040 at interest rates of 4.25% to 9.50%.	21,130,164
			$1,256,606,006
Note: Cost information is not required for participant-directed investments and therefore is not included.
*Party-in-interest.